Liquidity and Management's Plans (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liquidity And Managements Plans [Line Items]
Accumulated Deficit		$ 13,378,439	$ 9,457,011
Cash		1,117,118	184,081	$ 260,560
Alternative Net Capital Requirement, Total		70,000
Proceeds From Issuance Of Common Stock		1,209,633	0
Proceeds from Related Party Debt		582,000	$ 1,180,000
Convertible Notes Payable [Member]
Liquidity And Managements Plans [Line Items]
Proceeds from Related Party Debt		$ 1,791,633
Subsequent Event [Member]
Liquidity And Managements Plans [Line Items]
Proceeds From Issuance Of Common Stock	$ 559,285